Expense Example, No Redemption {- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-13 - Fidelity Advisor® New Insights Fund	Mar. 01, 2022 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Class M
Expense Example, No Redemption:
1 Year	466
3 Years	712
5 Years	976
10 Years	1,732
Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	1,804
Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701